Label	Element	Value
MFS® Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000783740_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is February 1, 2018. MFS® Growth Allocation Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Growth Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the following is added just after the table in the section entitled Principal Investment Strategies" under the main heading entitled "Summary of Key Information"

As of April 1, 2018, the fund's approximate target allocation among the Specialty Funds is expected to be:

Specialty Funds:	8.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	4.0%

All percentages are rounded to the nearest tenth of a percent.